Fair values of financial assets and liabilities - Financial assets (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Financial assets at FVPL
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	£ 157,113	£ 160,189
Financial assets at FVPL | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	102,853	112,473
Financial assets at FVPL | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	39,273	32,808
Financial assets at FVPL | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	14,987	14,908
Financial assets at FVPL | Loans and advances to banks
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	4,075	2,399
Financial assets at FVPL | Loans and advances to banks | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		18
Financial assets at FVPL | Loans and advances to banks | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	4,075	2,381
Financial assets at FVPL | Loans and advances to customers
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	22,496	21,076
Financial assets at FVPL | Loans and advances to customers | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	11,232	10,164
Financial assets at FVPL | Loans and advances to customers | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	11,264	10,912
Financial assets at FVPL | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	46,198	40,906
Financial assets at FVPL | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	20,747	18,670
Financial assets at FVPL | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	23,610	20,246
Financial assets at FVPL | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	1,841	1,990
Financial assets at FVPL | Treasury and other bills
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	20	19
Financial assets at FVPL | Treasury and other bills | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	20	19
Financial assets at FVPL | Equity shares
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	84,324	95,789
Financial assets at FVPL | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	82,086	93,766
Financial assets at FVPL | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	356	17
Financial assets at FVPL | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	1,882	2,006
Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	27,211	25,092
Financial assets at FVOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	14,222	13,411
Financial assets at FVOCI | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	12,644	11,273
Financial assets at FVOCI | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	345	408
Financial assets at FVOCI | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	26,967	24,330
Financial assets at FVOCI | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	14,142	12,876
Financial assets at FVOCI | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	12,644	11,273
Financial assets at FVOCI | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	181	181
Financial assets at FVOCI | Treasury and other bills
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	80	535
Financial assets at FVOCI | Treasury and other bills | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	80	535
Financial assets at FVOCI | Equity shares
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	164	227
Financial assets at FVOCI | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	164	227
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	32,978	26,369
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	99	50
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	31,995	25,456
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	884	863
At fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	217,302	211,650
At fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	117,174	125,934
At fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	83,912	69,537
At fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	£ 16,216	£ 16,179